CAPITAL STOCK AND STOCKHOLDER'S EQUITY (Details Textual) - USD ($)	1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services								$ 175,000	$ 735,000
Number of Warrants Exercised							337,169	337,169
Proceeds from Warrant Exercises						$ 0	$ 287,000	$ 925,000	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70							$ 0.70
Preferred Stock, Par or Stated Value Per Share	$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	4,599,669							4,599,669
Proceeds from Issuance of Warrants	$ 2,500,000
Class of Warrant or Right, Outstanding	42,277,445							42,277,445
Business And Advisory Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Forfeited		$ 25,000
Stock Issued During Period, Shares, Share-based Compensation, Forfeited		27,288
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				30,000
Stock Issued During Period, Value, Issued for Services				$ 27,000
Consultant [Member] | Business Advisory Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services			$ 95,000
Consultant [Member] | Business And Advisory Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services			125,000
Placement Agent [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			287,303		326,817			988,334
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	988,334							988,334
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									4,163,961
Stock Issued During Period, Shares, Issued for Services								127,712	798,020
Stock Issued During Period, Value, Issued for Services								$ 0	$ 0
Number of Warrants Exercised						337,169
Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			3,591,278
Series A 0 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Conversion Price Per Share	$ 0.15
Convertible Preferred Stock, Shares Issued upon Conversion	1,853							1,853
Preferred Stock, Par or Stated Value Per Share	$ 1,000							$ 1,000
Sale of Stock, Percentage of Ownership after Transaction	9.99%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	19,497,028							19,497,028
Series F common stock purchase warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.30							$ 0.30
Warrant Expiration Period	5 years
Class of Warrant or Right, Outstanding	6,177,084							6,177,084
Series G common stock purchase warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.30							$ 0.30
Warrant Expiration Period	18 months
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,177,084							6,177,084
Series H common stock purchase warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.30							$ 0.30
Warrant Expiration Period	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,571,430							3,571,430
Series I common stock purchase warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.30							$ 0.30
Warrant Expiration Period	18 months
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,571,430							3,571,430
Series E common stock purchase warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.70
Proceeds from Issuance of Warrants			$ 2,500,000
Series D common stock purchase warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			287,303
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.80